Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Common share capital	Additional paid-in capital	Retained earnings (Accumulated deficit)	Retained earnings (Accumulated deficit) Cumulative Effect, Period of Adoption, Adjustment	Treasury common shares	Accumulated other comprehensive income (loss)
Balance at beginning of year (in shares) at Dec. 31, 2019		53,005,177
Balance at beginning of year at Dec. 31, 2019		$ 530,000	$ 1,081,569,000	$ (9,237,000)	$ (7,841,000)	$ (22,022,000)	$ (87,097,000)
Balance at beginning of year (in shares) at Dec. 31, 2019						619,212
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retirement of shares (in shares)		(3,452,000)				(3,452,000)
Retirement of shares		$ (35,000)	(85,222,000)	(7,289,000)		$ 92,546,000
Issuance of common shares (in shares)		457,771
Issuance of common shares		$ 5,000	1,734,000
Share-based compensation			14,608,000
Share-based settlements			637,000
Net Income for the year	$ 147,217,000			147,217,000
Common share cash dividends declared and paid, 1.76 per share (2021: $1.76 per share)				(88,932,000)
Purchase of treasury common shares (in shares)	3,452,000					3,452,000
Purchase of treasury common shares	$ (86,639,889)					$ (86,640,000)
Other comprehensive income (loss), net of taxes	37,417,000						37,417,000
Balance at end of year (in shares) at Dec. 31, 2020		50,010,948
Balance at end of year at Dec. 31, 2020	981,948,000	$ 500,000	1,013,326,000	33,918,000	$ (7,800,000)	$ (16,116,000)	(49,680,000)
Balance at end of year (in shares) at Dec. 31, 2020						619,212
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retirement of shares (in shares)		(534,828)				(534,828)
Retirement of shares		$ (5,000)	(10,834,000)	(4,972,000)		$ 15,812,000
Issuance of common shares (in shares)		435,231
Issuance of common shares		$ 4,000	(3,000)
Share-based compensation			14,539,000
Share-based settlements			612,000
Net Income for the year	$ 162,668,000			162,668,000
Common share cash dividends declared and paid, 1.76 per share (2021: $1.76 per share)				(87,285,000)
Purchase of treasury common shares (in shares)	534,828					534,828
Purchase of treasury common shares	$ (19,753,336)					$ (19,754,000)
Other comprehensive income (loss), net of taxes	(75,237,000)						(75,237,000)
Balance at end of year (in shares) at Dec. 31, 2021		49,911,351
Balance at end of year at Dec. 31, 2021	$ 977,493,000	$ 499,000	1,017,640,000	104,329,000		$ (20,058,000)	(124,917,000)
Balance at end of year (in shares) at Dec. 31, 2021	619,212					619,212
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retirement of shares (in shares)	(102,000)	(102,000)				(102,000)
Retirement of shares		$ (1,000)	(2,080,000)	(1,274,000)		$ 3,355,000
Issuance of common shares (in shares)		468,115
Issuance of common shares		$ 5,000	(5,000)
Share-based compensation			16,441,000
Share-based settlements			636,000
Net Income for the year	$ 214,020,000			214,020,000
Common share cash dividends declared and paid, 1.76 per share (2021: $1.76 per share)				(87,343,000)
Purchase of treasury common shares (in shares)	102,000					102,000
Purchase of treasury common shares	$ (3,897,268)					$ (3,897,000)
Other comprehensive income (loss), net of taxes	(252,535,000)						(252,535,000)
Balance at end of year (in shares) at Dec. 31, 2022		50,277,466
Balance at end of year at Dec. 31, 2022	$ 864,815,000	$ 503,000	$ 1,032,632,000	$ 229,732,000		$ (20,600,000)	$ (377,452,000)
Balance at end of year (in shares) at Dec. 31, 2022	619,212					619,212